Accrued Expenses (Brooklyn ImmunoTherapeutics, LLC)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Brooklyn Immunotherapeutics, LLC [Member]
Accrued Expenses
NOTE 7	ACCRUED EXPENSES

Accrued expenses consist of the following:

	June 30,	December 31,
	2020	2019
Compensation payable	$154,853	$540,513
Accrued general and administrative expenses	166,380	94,265
Accrued research and development expenses	216,722	695,551
Accrued interest	120,677	90,512
Loss on legal settlement	150,000	100,000
Total accrued expenses	$808,632	$1,520,841

NOTE 8 ACCRUED EXPENSES

Accrued expenses consist of the following:

	December 31,
	2019	2018
Compensation payable	$540,513	$214,327
Deferred rent payable	-	6,169
Accrued general and administrative expenses	94,265	62,743
Accrued research and development expenses	695,551	1,380,440
Accrued interest	90,512	33,114
Loss on legal settlement	100,000	-
Total accrued expenses	$1,520,841	$1,696,793